Schedule of Roll Forward of Accumulated Amortization of Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Accumulated amortization, beginning balance	$ 526	$ 370
Additions	168	165
Disposals		(9)
Accumulated amortization, ending balance	$ 694	$ 526